Note 9. Debt and Capital Lease Obligations (Non-Solar System Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Dec. 20, 2013	Sep. 28, 2012	May 29, 2014	Sep. 24, 2012	Sep. 30, 2015	Jun. 30, 2015	Dec. 31, 2011
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 3,576,200,000	$ 7,199,400,000
Notes Payable		428,900,000
Senior Notes		428,900,000
Debt Instrument, Convertible, Conversion Price		$ 14.62
2018 Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			600,000,000
Debt Instrument, Interest Rate, Stated Percentage			2.00%
Notes Payable		485,200,000
Senior Notes		485,200,000
Second Lien Credit Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount				200,000,000
Debt Instrument, Interest Rate, Effective Percentage	10.75%
2021 Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			600,000,000
Debt Instrument, Interest Rate, Stated Percentage			2.75%
2019 Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes			550,000,000
Debt Instrument, Interest Rate, Effective Percentage			7.75%
Corporate Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity		21,100,000
2018/2021 Senior Notes [Member]
Debt Instrument [Line Items]
Embedded Derivative, Fair Value of Embedded Derivative Liability					888,400,000
SunEdisons Subsidiary One [Member]
Debt Instrument [Line Items]
Sales Leaseback Transaction, Capacity	124,400,000
Sale Leaseback Transaction, Amount Due under Financing Arrangement	123,600,000
Sale and Lease Back Available Amount	800,000
SunEdisons Subsidiary Two [Member]
Debt Instrument [Line Items]
Sales Leaseback Transaction, Capacity						101,400,000
Sale Leaseback Transaction, Amount Due under Financing Arrangement	94,700,000
Sale and Lease Back Available Amount	6,700,000
Revolving Credit Facility [Member] | SSL Credit Facility [Member]
Debt Instrument [Line Items]
Leverage Ratio		3.5
Scenario, Forecast [Member] | Revolving Credit Facility [Member] | SSL Credit Facility [Member]
Debt Instrument [Line Items]
Leverage Ratio							2.5
Scenario, Forecast [Member] | Revolving Credit Facility [Member] | Minimum [Member] | SSL Credit Facility [Member]
Debt Instrument [Line Items]
Leverage Ratio								1.0
Scenario, Forecast [Member] | Revolving Credit Facility [Member] | Maximum [Member] | SSL Credit Facility [Member]
Debt Instrument [Line Items]
Leverage Ratio								3.0
2018/2021 Senior Notes [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Long-term Debt	1,167,300,000
Solar Energy [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Amount Due under Financing Arrangement	1,297,700,000	1,403,700,000
Solar Energy [Member] | Construction Financing Revolver [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Amount Outstanding		$ 15,400,000
Solar Energy [Member] | Interest rate margin in addition to LIBOR [Member] | Construction Financing Revolver [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Interest Rate at Period End									0.00%
Solar Energy [Member] | Defined prime rate plus margin [Member] | Construction Financing Revolver [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Interest Rate at Period End									2.50%